Other Operating Income and Expenses, Net	12 Months Ended
Dec. 31, 2019
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Other Operating Income and Expenses, Net
25.	OTHER OPERATING INCOME AND EXPENSES, NET

	Years Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Loss on disposal or retirement of property, plant and equipment, ne t	$(1,097.9)	$(1,005.6)	$(950.0)
Reversal of impairment loss (impairment loss) on property, plant and equipment	—	(423.5)	301.4
Others	(267.6)	(672.4)	152.3

	$(1,365.5)	$(2,101.5)	$(496.3)